Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Subtotal	¥ 455,534		¥ 508,351		$ 66,046
Less: Accumulated depreciation	(417,644)		(452,759)		(60,553)
Property and equipment subject to depreciation	37,890		55,592		5,493
Construction in progress	47,292		42,567		6,857
Total	85,182		98,159		12,350
Depreciation expenses	15,369	$ 2,227	24,755	¥ 127,836
Computers and equipment
Property and equipment, net
Subtotal	119,600		136,993		17,340
Leasehold improvements
Property and equipment, net
Subtotal	119,069		139,087		17,263
Buildings
Property and equipment, net
Subtotal	4,109		4,109		596
Furniture and fixtures
Property and equipment, net
Subtotal	13,328		16,541		1,932
Vehicles
Property and equipment, net
Subtotal	6,875		19,419		997
Software
Property and equipment, net
Subtotal	192,553		190,100		$ 27,918
Others
Property and equipment, net
Subtotal	0		2,102
Depreciation Expense
Property and equipment, net
Depreciation expenses	¥ 15,369		¥ 24,755	¥ 127,836